CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 1,364,652	$ 913,562	$ 862,552
Investment in trading securities, at fair value cost of $530,829 (December 31, 2016 - $511,672, December 31, 2015 - $651,580)	270,309	248,592	101,214
Receivables and other assets	35,423	190,227	31,636
Inventory	155,391	240,657	53,932
Total current assets	1,825,775	1,593,038	1,049,334
Restricted cash	246,322	221,322	221,322
Equipment	521,563	347,202	486,525
Mineral properties	734,422	734,422	734,422
TOTAL ASSETS	3,328,082	2,895,984	2,491,603
Current
Accounts payable and accrued liabilities	237,256	269,613	246,721
Warrant liability	1,000	1,000	0
Asset retirement obligation	205,201	216,000	145,029
Total current liabilities	443,457	486,613	391,750
Total liabilities	443,457	486,613	391,750
Equity
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 47,782,417 common shares (December 31, 2016 - 48,174,417 common shares, December 31, 2015 - 45,662,417 common shares)	47,782	48,174	45,662
Additional paid in capital	31,892,397	31,870,683	31,095,966
Accumulated deficit	(28,227,530)	(28,583,385)	(28,102,501)
Total Xtra-Gold Resources Corp. stockholders' equity	3,712,649	3,335,472	3,039,127
Non-controlling interest	(828,024)	(926,101)	(939,274)
Total equity	2,884,625	2,409,371	2,099,853
TOTAL LIABILITIES AND EQUITY	$ 3,328,082	$ 2,895,984	$ 2,491,603